Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(b)(ii) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as servicer and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify, for the December 1, 2016 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

		Aggregate
i.	Tranche A	$5,432,286.93
ii.	Total:	$5,432,286.93

b)	Interest

		Aggregate
i.	Tranche A	$1,238,070.93
ii.	Total:	$1,238,070.93

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A $92,739,395.76
ii.	Total: $92,739,395.76

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A $87,307,108.83
ii.	Total: $87,307,108.83

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

i.	Tranche A $0
ii.	Total: $0

3.	All other transfers to be made on or before the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $50,000 cap on Indemnity Amounts per Section 8.02(e)(i) of the Indenture)	The Bank of New York Mellon Wire Instructions: The Bank of New York Mellon ABA Number: 021000018 Account Number: 8901245259 Ref. Invoice Number: 111-1698553	$7,500.00
ii.	Servicing Fee:	Entergy New Orleans, Inc. Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ENO - General Fund Account # 0017071521	$75,000.00
iii.	Administration Fee:	Entergy New Orleans, Inc. Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ENO - General Fund Account # 0017071521	$50,000.00
iv.	Other Operating Expenses:	1. Deloitte & Touche LLP Wire Instructions: Bank of America ABA Number: 026009593 Account Name: Deloitte & Touche LLP Account Number: 385015866213 Ref. Invoice Number: 8002731243	$85,000.00
		2. Moody’s Investors Service Wire Instructions: SunTrust Bank ABA Number: 061000104 Account Name: Moody’s Investors Service, Inc. Account Number: 8801939847 Ref. Invoice Number: C1971573-000	$20,000.00
		3. Standard & Poor’s Wire Instructions: Bank of America-San Francisco CA ABA Number: 0260-0959-3 Account Name: Standard & Poor’s Account Number: 12334-02500 Ref. Invoice Number: 11312062	$20,000.00
		4. Blake, Cassels & Graydon LLP Wire Instructions: Wells Fargo Bank, N.A. (Intermediary Bank) 375 Park Ave. New York, NY 10152 ABA Number: 026005092 For Further Credit to: Canadian Imperial Bank of Commerce Main Branch, Commerce Court West Toronto, Ontario M5L 1A2 Final Beneficiary: Blake, Cassels & Graydon LLP Account Number: 000020235113 Ref: Invoice No. 1860358	$2,551.00
		5. Sidley Austin LLP Wire Instructions: JP Morgan Chase Bank, NA ABA Number: 071000013 Account Number: 5519624 Ref: Invoice Number 36032142	$11,960.06
	Total:		$272,011.06

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(iv) (sum of 3.a.v. above)): $272,011.06
ii.	Funding of Capital Subaccount (to required amount): $0
iii.	Indemnity Amounts over $50,000 (payable pursuant to Section 8.02(e)(viii) of the Indenture): $0
iv.
Return on Capital Subaccount (payable pursuant to Section 8.02(e)(x)
 of the Indenture) to Entergy New Orleans Storm Recovery Funding I, L.L.C.: $4,924.95
Wire Instructions:
Entergy New Orleans, Inc.
Wire Instructions:
Capital One Bank
New Orleans, LA
ABA # 065000090
Account Name: ENO - General Fund
Account # 0017071521

v.	Deposit to Excess Funds Subaccount**: $268,675.23
vi.
Total: $545,611.24

**This amount assumes that estimated remittances of $350,000.00 covering the period of November 19, 2016 - November 30, 2016 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be higher/lower if remittances to the General Subaccount are higher/lower than such estimated amount.

4.	Estimated amounts on deposit in the General Subaccount, Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
a)    General Subaccount

i.	Total: $0

a)	Capital Subaccount

i.	Total: $2,962,000.00

b)	Excess Funds Subaccount

i.	Total: $721,361.50

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 23rd day of November, 2016.
ENTERGY NEW ORLEANS, INC.,
as Servicer

By:	/s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer